Note 3 Property and Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Note 3 Property and Equipment

NOTE 3 – PROPERTY AND EQUIPMENT

Equipment consists of the following:

	December 31, 2012	December 31, 2011

Office equipment	$ 12,741	$ 12,816
Lab equipment	388,521	169,028
Furniture	4,061	3,494
Leasehold improvements	28,134	5,368
	433,457	190,706
Less: Accumulated depreciation	132,463	101,955

	$ 300,994	$ 88,751

Depreciation expense for the years ending December 31, 2012 and 2011 was $53,391 and $26,711.